Consolidated Statements of Cash Flows $ in Thousands	11 Months Ended	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2023 USD ($)
Cash flows from operating activities:
Net income	$ 37,490	$ 221
Adjustments to reconcile net income to net cash (used in) / provided by operating activities:
Depreciation and amortization	1,903	9,078
Amortization of deferred dry-docking costs	0	285
Amortization of deferred finance costs and debt discounts	352	781
Amortization of fair value of above market time charter	308	0
Amortization of fair value of below market time charter	(146)	0
Stock based compensation	2,789	2,522
Loss on extinguishment of debt	593	68
Gain on sale of vessels, net	(36,095)	(11,804)
Changes in operating assets and liabilities:
Accounts receivable trade	(660)	527
Inventories	87	(531)
Prepaid expenses	(990)	443
Other current assets	(3,207)	(478)
Due from related parties	0	(142)
Deferred charges, non-current	(58)	(5,519)
Trade accounts and other payables	(2,787)	(1,566)
Accrued liabilities	6,804	1,142
Other current liabilities	(130)	0
Due to related parties	595	(755)
Deferred revenue	1,027	(500)
Net cash (used in) / provided by operating activities	7,875	(6,228)
Cash flows from investing activities:
Vessels acquisitions and improvements	(80,832)	(81,748)
Advances for vessels acquisitions from related parties	(12,688)	0
Lease prepayments and other initial direct costs	0	(14,890)
Gross proceeds from sale of vessel	100,008	37,500
Net cash (used in) / provided by investing activities	6,488	(59,138)
Cash flows from financing activities:
Proceeds from issuance of common stock and warrants, net of underwriters fees and commissions	24,974	1,883
Proceeds from issuance of preferred stock	10,000	0
Redemption of preferred stock	(10,500)	0
Dividends on preferred stock	(243)	0
Payments for repurchase of common stock	(6,003)	(673)
Proceeds from long-term debt and other financial liabilities	73,000	54,500
Payments of financing and stock issuance costs	(909)	(1,801)
Dividends paid	0	(9,364)
Payments of finance lease liabilities	0	(2,752)
Repayments of long-term debt and other financial liabilities	(34,750)	(31,858)
Net cash provided by / (used in) financing activities	55,569	9,935
Net (decrease) / increase in cash and cash equivalents and restricted cash	69,932	(55,431)
Cash and cash equivalents and restricted cash at beginning of period	0	69,932
Cash and cash equivalents and restricted cash at end of period	69,932	14,501
Cash paid during the period for:
Interest	1,741	6,335
Noncash investing activities:
Vessel acquisition through spin-off (Note 5)	(18,500)	0
Vessels' improvements and acquisitions	0	(232)
Right-of use assets and initial direct costs	0	(34,792)
Noncash financing activities:
Dividends on common stock and participating non vested restricted stock awards declared but not paid (Note 10)	(7,373)	(652)
Long-term debt assumed through spin-off (Note 7)	4,950	0
Payments of financing and stock issuance stocks	$ (833)	$ (194)